Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Construction Loans, net of Debt Discount	$ 375,000	$ 502,400	$ 148,400
Construction Loans - Related Parties, net of Debt Discount	$ 680,900	$ 670,200	$ 853,800
Preferred Stock, no par value
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, no par value
Common Stock, shares authorized	50,000,000	50,000,000	50,000,000
Common Stock, shares issued	14,890,094	5,636,548	3,513,517
Common Stock, shares outstanding	14,890,094	5,636,548	3,513,517